Combined Prospectus	May 01, 2025
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Depositary Shares of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) For offerings of fractional interests in shares of Preferred Stock, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, were distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock were issued to the depositary under any such agreement.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units of Fifth Third Bancorp
Form Type	S-3
File Number	333-141560
Initial Effective Date	Mar. 26, 2007
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) Each unit issued under a unit agreement or indenture represents an interest in two or more securities, which may or may not be separable from one another. Because units consist of a combination of other securities registered hereunder, no additional registration fee is required for the units.
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 10
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 11
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Depositary Shares of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) For offerings of fractional interests in shares of Preferred Stock, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, were distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock were issued to the depositary under any such agreement.
Combined Prospectus: 12
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 13
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 14
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 15
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 16
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units of Fifth Third Bancorp
Form Type	S-3
File Number	333-210429
Initial Effective Date	Mar. 28, 2016
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) Each unit issued under a unit agreement or indenture represents an interest in two or more securities, which may or may not be separable from one another. Because units consist of a combination of other securities registered hereunder, no additional registration fee is required for the units.
Combined Prospectus: 17
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 18
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 19
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Depositary Shares of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) For offerings of fractional interests in shares of Preferred Stock, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, were distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock were issued to the depositary under any such agreement.
Combined Prospectus: 20
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 21
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 22
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 23
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 24
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units of Fifth Third Bancorp
Form Type	S-3
File Number	333-230568
Initial Effective Date	Mar. 28, 2019
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) Each unit issued under a unit agreement or indenture represents an interest in two or more securities, which may or may not be separable from one another. Because units consist of a combination of other securities registered hereunder, no additional registration fee is required for the units.
Combined Prospectus: 25
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 26
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value, of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 27
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Depositary Shares of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) For offerings of fractional interests in shares of Preferred Stock, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, were distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock were issued to the depositary under any such agreement.
Combined Prospectus: 28
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 29
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 30
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 31
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates.
Combined Prospectus: 32
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units of Fifth Third Bancorp
Form Type	S-3
File Number	333-263894
Initial Effective Date	Mar. 28, 2022
Combined Prospectus Note	(1) Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under various registration statements previously filed by Fifth Third Bancorp. All such market-making transactions with respect to these securities are being made solely pursuant to Registration Statement number 333-286007 using the prospectus to which this fee table relates. (2) Each unit issued under a unit agreement or indenture represents an interest in two or more securities, which may or may not be separable from one another. Because units consist of a combination of other securities registered hereunder, no additional registration fee is required for the units.